Related Party Transactions (Details)		1 Months Ended		12 Months Ended
	Jul. 01, 2020 USD ($)	Jan. 31, 2017 AUD ($)	Jan. 31, 2016 AUD ($)	Jun. 30, 2021 AUD ($) $ / shares	Jun. 30, 2020 AUD ($) shares	Jun. 30, 2019 AUD ($) shares
Wattle Laboratories Pty Ltd [Member]
Related Party Transactions (Details) [Line Items]
Rental expense				$ 40,607	$ 41,369	$ 53,958
Lease renewed				Jan. 01, 2019
Wattle Laboratories Pty Ltd [Member] | Short-term Funding Agreements [Member]
Related Party Transactions (Details) [Line Items]
Rental expense		$ 39,525	$ 38,940
Grandlodge Capital Pty Ltd [Member]
Related Party Transactions (Details) [Line Items]
Warehousing, distribution and invoicing services	$ 70,000			$ 70,000
Share issued price per share (in Dollars per share) | $ / shares				$ 0.16
Warehousing distribution and services fees					$ 100,978	$ 93,678
Ordinary shares issued (in Shares) | shares					437,500	437,500